Account Payables and Accrued Expenses - Lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Account Payables and Accrued Expenses
Interest expense	$ 20	$ 28	$ 42
Expense relating to short-term leases with payments directly charged to profit or loss	484	438	358
Expense relating to leases of low-value assets with payments directly charged to profit or loss	9		115
Expense relating to variable lease payments not included in the measurement of lease liabilities	0
Total cash outflows for leases	907	816	939
Gain on COVID-19-related rent concessions	0	(47)
Depreciation charge for right-of-use assets (see Note 11)	364	349	436
Carrying amount of right-of-use assets at the end of the reporting period	$ 265	$ 628	$ 692